COLONIAL STRATEGIC BALANCED FUND
                 Supplement to the February 27, 1998 Prospectus
                   (Replacing Supplement dated March 30, 1998)

The Fund's Prospectus is amended as follows:

(1) A new paragraph is added to the front cover of the Prospectus below the Table of Contents as follows:

     This Prospectus is also available on-line at the Web site http://www.libertyfunds.com. The Securities and Exchange Commission (SEC) maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information regarding the Fund.

(2) The paragraph Other Investment Companies under the caption HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS is deleted in its entirety.

(3) The paragraph Borrowing of Money under the caption HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS is revised in its entirety as follows:

     Borrowing of Money. The Fund may borrow money from banks, other affiliated funds and other entities to the extent permitted by law for temporary or emergency purposes up to 33 1/3% of its total assets.

(4) A new caption is added after the HOW THE FUND IS MANAGED entitled YEAR 2000 as follows:

     The Fund's Advisor, Distributor and Transfer Agent (Liberty Companies) are actively managing Year 2000 readiness for the Fund. The Liberty Companies are taking steps that they believe are reasonably designed to address the Year 2000 problem and are communicating with vendors who provide services, software and systems to the Fund to provide that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The Fund will not pay the cost of these modifications. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

(5) Gita Rao, a Vice President of the Advisor, co-manages the Fund. Ms. Rao has managed various other Colonial funds since 1995. Prior to joining the Advisor, she was a global equity research analyst at Fidelity Management & Research Company from 1994 to 1995 and a Vice President in the domestic equity research group at Kidder, Peabody and Company from 1991 to 1994.

     James P. Haynie no longer co-manages the Fund.

(6) Liberty Financial Investments, Inc., the Fund's distributor, has changed its name to Liberty Funds Distributor, Inc. (Distributor). The new name does not affect the investment management of, or services to, the Fund. The Distributor continues to offer selected investment products managed by subsidiaries of Liberty Financial Companies, Inc. (NYSE:L), the indirect parent of the Distributor.

(7) Colonial Investors Service Center, Inc. (Transfer Agent), the Fund's transfer agent, has changed its name to Liberty Funds Services, Inc. The new name does not affect the services that the Transfer Agent provides to the Fund.

(8) The last sentence under the caption HOW THE FUND VALUES ITS SHARES is changed in its entirety as follows:

     In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value.

(9) The Distributor pays an additional 1% commission (total commission of 5%) to financial service firms on sales of Class B shares of the Fund to its clients or customers. The commission is paid directly by the Distributor from its assets and does not effect the expenses paid by Fund shareholders. Financial service firms may waive receipt of all or any portion of these payments.

(10) The last sentence under the caption HOW TO SELL SHARES is revised in its entirety as follows:

     To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by federal fund wire or other immediately available funds.

(11) The following sentence is added to the paragraph Class A Shares under the caption HOW TO EXCHANGE SHARES:

     Exchanges of Class A shares are not subject to a contingent deferred sales charge. However, in determining whether a contingent deferred sales charge is applicable to redemptions, the schedule of the fund into which the original investment was made should be used.

(12) Under the caption TELEPHONE TRANSACTIONS the first sentence in the first paragraph is revised in its entirety and a new second and third sentence are added as follows:

     All shareholders and/or their financial advisors are automatically eligible to exchange Fund shares and to redeem up to $100,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. Eastern time and the time at which the Fund values it shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be done by placing a wire order trade through a broker or furnishing a signature guaranteed request.

(13) Price Waterhouse LLP, the Fund's independent accountants, changed its name to PricewaterhouseCoopers LLP. The new name will not affect the services provided by PricewaterhouseCoopers LLP to the Fund.


SB-36/226G-1198                                               October 30, 1998

                         COLONIAL STRATEGIC BALANCED FUND
    Supplement to the February 27, 1998 Statement of Additional Information
                    (Replacing Supplement dated June 22, 1998)

Colonial  Strategic  Balanced Fund's (Fund) Statement of Additional  Information
(SAI) is amended as follows:

(1) A Special Meeting of Shareholders of the Fund was held on October 30, 1998, the Fund's shareholders approved a number of proposals. As a result of these approvals, the Fund's SAI is amended as follows:

     (a) The first and fifth fundamental investment policies under the caption FUNDAMENTAL INVESTMENT POLICIES are revised in their entirety as follows:

The Fund may:

     1. The Fund may borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law.

     5. The Fund may make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements.

     (b) The following policy is added after the non-fundamental policies:

     Notwithstanding the investment policies of the Fund, the Fund may invest substantially all of its investable assets in another investment company that has substantially the same investment objective, policies and restrictions as the Fund.

     (c) John Carberry, Salvatore Macera, Thomas E. Stizel and Anne-Lee Verville were elected as new trustees. As a result, the following information is added to the section MANAGEMENT OF THE FUNDS:

     John Carberry(1), Age 51, is Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers (investment banking) from January 1988 to January 1998).

     Salvatore Macera, Age 67, is a Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc. (electronics)). Trustee: Liberty Variable Investment Trust, Stein Roe Variable Investment Trust.

     Thomas E. Stitzel, Age 58, is Professor of Finance, College of Business, Boise State University (higher education); Business consultant and author.
     Trustee: Liberty Variable Investment Trust, Stein Roe Variable Investment Trust.

     Anne-Lee Verville, Age 51, is a Consultant (formerly General Manager, Global Education Industry from 1994 to 1997, and President, Applications Solutions Division from 1991 to 1994, IBM Corporation (global education and global applications)).

The following table sets forth the compensation paid to Mr. Macera and Mr. Stitzel in their capacities as Trustees of Liberty Variable Investment Trust
(LVIT), which offers nine funds: Colonial Growth and Income Fund, Variable Series; Stein Roe Global Utilities Fund, Variable Series; Colonial International Fund for Growth, Variable Series; Colonial U.S. Stock Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Newport Tiger Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series; and Colonial High Yield Securities Fund, Variable Series, for serving during the fiscal year ended December 31, 1997:

                                                Total Compensation From the LVIT
                                                  and Investment Companies which
Trustee            Aggregate 1997 Compensation(2)  are Series of LVIT in 1997(3)
-------            ---------------------------           ---------------
Salvatore Macera            $12,500                          $33,500
Thomas E. Stitzel            12,500                           33,500
(2) Stephen E. Gibson is President of the Funds. He replaces Harold W. Cogger. He is 45 years old and has been President of the Funds since June, 1998, Chairman of the Board since July, 1998, Chief Executive Officer and President since December, 1996, and; Director, since July, 1996 of the Advisor (formerly Executive Vice President from July, 1996 to December,
     1996); Director, Chief Executive Officer and President of TCG since December, 1996 (formerly Managing Director of Marketing of Putnam Investments, June, 1992 to July, 1996).

(3) Nancy L. Conlin is Secretary of the Funds. She replaces Michael H. Koonce. She is 44 years old and has been Secretary of the Funds since April, 1998 (formerly Assistant Secretary from July, 1994 to April, 1998), is Director, Senior Vice President, General Counsel, Clerk and Secretary of the Advisor since April, 1998 (formerly Vice President, Counsel, Assistant to Secretary and Assistant Clerk from July, 1994 to April, 1998), Vice President - Legal, General Counsel and Clerk of TCG since April, 1998 (formerly Assistant Clerk from July, 1994 to April, 1998).

(4) The following paragraph is added to the MANAGEMENT OF THE FUNDS section:

       The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

(5) Liberty Financial Investments, Inc., the Fund's distributor, has changed its name to Liberty Funds Distributor, Inc. (Distributor). The new name does not affect the investment management of, or services to, the Fund. The Distributor continues to offer selected investment products managed by subsidiaries of Liberty Financial Companies, Inc. (NYSE:L), the indirect parent of the Distributor.

(6) Colonial Investors Service Center, Inc. (Transfer Agent), the Fund's transfer agent, has changed its name to Liberty Funds Services, Inc. The new name will not affect services that the Transfer Agent provides to the Fund.

(7) Price Waterhouse LLP, the Fund's independent accountants, changed its name to PricewaterhouseCoopers LLP. The new name will not affect services provided by PricewaterhouseCoopers LLP to the Fund.

(8) William D. Ireland, Jr., George L. Shinn an Sinclair Weeks, Jr. retired as Trustees of the Trust effective April 24, 1998.

(9) The following is added as the last paragraphs under the caption  PERFORMANCE
MEASURES:

       General. From time to time, the Fund may discuss, or quote its current portfolio manager as well as other investment personnel, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

       The Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

       From time to time, the Fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.



SB-39/250G-1198                                                October 30, 1998



--------
1 Mr.  Carberry is an  "interested  person,"  as defined in the  Investment
  Company Act of 1940 (1940 Act), because of his affiliation with Liberty Financial Companies, Inc., an indirect majority-owned subsidiary of Liberty Mutual Insurance Company.
2 Consists of Trustee fees in the amount of (i) a $5,000 annual retainer,
  (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a $500 meeting fee for each telephone meeting.
3 Includes Trustee fees paid by LVIT and by Stein Roe Variable Investment Trust.

                         COLONIAL GLOBAL UTILITIES FUND
                 Supplement to the February 27, 1998 Prospectus
                   (Replacing Supplement dated March 30, 1998)

The Fund's Prospectus is amended as follows:

(1) A new paragraph is added to the front cover of the Prospectus below the Table of Contents as follows:

     This Prospectus is also available on-line at the Web site http://www.libertyfunds.com. The Securities and Exchange Commission (SEC) maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information regarding the Fund.

(2) Under the paragraph Securities Loans under the caption HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS the second sentence is changed in its entirety as follows:

     Such loans will be limited to securities not exceeding 33 1/3% in value of the Portfolio's total assets.

(3) The paragraph Borrowing of Money under the caption HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS is revised in its entirety as follows:

     Borrowing of Money. The Fund may borrow money from banks, other affiliated funds and other entities to the extent permitted by law for temporary or emergency purposes up to 33 1/3% of its total assets.

(4) A new caption is added after the HOW THE FUND IS MANAGED entitled YEAR 2000 as follows:

     The Fund's Advisor, Distributor and Transfer Agent (Liberty Companies) are actively managing Year 2000 readiness for the Fund. The Liberty Companies are taking steps that they believe are reasonably designed to address the Year 2000 problem and are communicating with vendors who provide services, software and systems to the Fund to provide that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The Fund will not pay the cost of these modifications. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

(5) Liberty Financial Investments, Inc., the Fund's distributor, has changed its name to Liberty Funds Distributor, Inc. (Distributor). The new name does not affect the investment management of, or services to, the Fund. The Distributor continues to offer selected investment products managed by subsidiaries of Liberty Financial Companies, Inc. (NYSE:L), the indirect parent of the Distributor.

(6) Colonial Investors Service Center, Inc. (Transfer Agent), the Fund's transfer agent, has changed its name to Liberty Funds Services, Inc. The new name does not affect the services that the Transfer Agent provides to the Fund.

(7) The last sentence under the caption HOW THE FUND VALUES ITS SHARES is changed in its entirety as follows:

     In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value.

(8) The Distributor pays an additional 1% commission (total commission of 5%) to financial service firms on sales of Class B shares of the Fund to its clients or customers. The commission is paid directly by the Distributor from its assets and does not effect the expenses paid by Fund shareholders. Financial service firms may waive receipt of all or any portion of these payments.

(9) The last sentence under the caption HOW TO SELL SHARES is revised in its entirety as follows:

     To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by federal fund wire or other immediately available funds.

(10) The following sentences are added to the paragraph Class A Shares under the caption HOW TO EXCHANGE SHARES:

     Exchanges of Class A shares are not subject to a contingent deferred sales charge. However, in determining whether a contingent deferred sales charge is applicable to redemptions, the schedule of the fund into which the original investment was made should be used.

(11) Under the caption TELEPHONE TRANSACTIONS the first sentence in the first paragraph is revised in its entirety and a new second and third sentence are added as follows:

     All shareholders and/or their financial advisors are automatically eligible to exchange Fund shares and to redeem up to $100,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. Eastern time and the time at which the Fund values it shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be done by placing a wire order trade through a broker or furnishing a signature guaranteed request.

(12) Price Waterhouse LLP, the Fund's independent accountants, changed its name to PricewaterhouseCoopers LLP. The new name will not affect the services provided by PricewaterhouseCoopers LLP to the Fund.



GU-36/223G-1198                                              October 30, 1998

                     COLONIAL GLOBAL UTILITIES FUND

       Supplement to February 27, 1998 Statement of Additional Information
                  (Replacing Supplement dated June 22, 1998)

Colonial  Global  Utilities  Fund's (Fund)  Statement of Additional  Information
(SAI) is amended as follows:

(1) A Special Meeting of Shareholders of the Fund was held on October 30, 1998, the Fund's shareholders approved a number of proposals. As a result of these approvals, the Fund's SAI is amended as follows:

     (a) The first and fourth fundamental investment policies under the caption FUNDAMENTAL INVESTMENT POLICIES are revised in their entirety as follows:

The Fund may:

     1. The Fund may borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law.

     4. The Fund may make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements.

     (b) John Carberry, Salvatore Macera, Thomas E. Stizel and Anne-Lee Verville were elected as new trustees. As a result, the following information is added to the section MANAGEMENT OF THE FUNDS:

John Carberry(1), Age 51, is Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers (investment banking) from January 1988 to January 1998).

Salvatore Macera, Age 67, is a Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc. (electronics)). Trustee: Liberty Variable Investment Trust, Stein Roe Variable Investment Trust.

Thomas E. Stitzel, Age 58, is Professor of Finance, College of Business, Boise State University (higher education); Business consultant and author. Trustee:
Liberty Variable Investment Trust, Stein Roe Variable Investment Trust.

Anne-Lee Verville, Age 51, is a Consultant (formerly General Manager, Global Education Industry from 1994 to 1997, and President, Applications Solutions Division from 1991 to 1994, IBM Corporation (global education and global applications)).

The following table sets forth the compensation paid to Mr. Macera and Mr. Stitzel in their capacities as Trustees of Liberty Variable Investment Trust
(LVIT), which offers nine funds: Colonial Growth and Income Fund, Variable Series; Stein Roe Global Utilities Fund, Variable Series; Colonial International Fund for Growth, Variable Series; Colonial U.S. Stock Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Newport Tiger Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series; and Colonial High Yield Securities Fund, Variable Series, for serving during the fiscal year ended December 31, 1997:

                                                Total Compensation From the LVIT
                                                 and Investment Companies which
Trustee           Aggregate 1997 Compensation(2)  are Series of LVIT in 1997(3)
-------           ---------------------------          ---------------
Salvatore Macera         $12,500                            $33,500
Thomas E. Stitzel         12,500                             33,500

(2) Stephen E. Gibson is President of the Funds. He replaces Harold W. Cogger. He is 45 years old and has been President of the Funds since June, 1998, Chairman of the Board since July, 1998, Chief Executive Officer and President since December, 1996 and Director, since July, 1996 of the Advisor (formerly Executive Vice President from July, 1996 to December,
     1996); Director, Chief Executive Officer and President of TCG since December, 1996 (formerly Managing Director of Marketing of Putnam Investments, June, 1992 to July, 1996).

(3) Nancy L. Conlin is Secretary of the Funds. She replaces Michael H. Koonce. She is 44 years old and has been Secretary of the Funds since April, 1998 (formerly Assistant Secretary from July, 1994 to April, 1998), is Director, Senior Vice President, General Counsel, Clerk and Secretary of the Advisor since April, 1998 (formerly Vice President, Counsel, Assistant to Secretary and Assistant Clerk from July, 1994 to April, 1998), Vice President - Legal, General Counsel and Clerk of TCG since April, 1998 (formerly Assistant Clerk from July, 1994 to April, 1998).

(4) The following paragraph is added to the MANAGEMENT OF THE FUNDS section:

       The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

(5) Liberty Financial Investments, Inc., the Fund's distributor, has changed its name to Liberty Funds Distributor, Inc. (Distributor). The new name does not affect the investment management of, or services to, the Fund. The Distributor continues to offer selected investment products managed by subsidiaries of Liberty Financial Companies, Inc. (NYSE:L), the indirect parent of the Distributor.

(6) Colonial Investors Service Center, Inc. (Transfer Agent), the Fund's transfer agent, has changed its name to Liberty Funds Services, Inc. The new name will not affect services that the Transfer Agent provides to the Fund.

(7) Price Waterhouse LLP, the Fund's independent accountants, changed its name to PricewaterhouseCoopers LLP. The new name will not affect services that PricewaterhouseCoopers LLP provides to the Fund.

(8) William D. Ireland, Jr., George L. Shinn an Sinclair Weeks, Jr., retired as Trustees of the Trust effective April 24, 1998.

(9) The following is added as the last paragraphs under the caption  PERFORMANCE
    MEASURES:

       General. From time to time, the Fund may discuss, or quote its current portfolio manager as well as other investment personnel, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

       The Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

       From time to time, the Fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.



GU-39/244G-1198                                            October 30, 1998


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1 Mr. Carberry is an "interested  person," as defined in the Investment Company
  Act of 1940 (1940 Act), because of his affiliation with Liberty Financial Companies, Inc., an indirect majority-owned subsidiary of Liberty Mutual Insurance Company.
2 Consists of Trustee fees in the amount of (i) a $5,000 annual retainer, (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a $500 meeting fee for each telephone meeting.
3 Includes Trustee fees paid by LVIT and by Stein Roe Variable Investment Trust.